Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Emerging Markets Portfolio

March 31, 2021

VIPEM-QTLY-0521
1.864819.113

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Bermuda - 2.4%
Credicorp Ltd. (United States)	133,600	$18,245,752
Shangri-La Asia Ltd. (a)	10,606,000	10,600,406

TOTAL BERMUDA		28,846,158

Brazil - 5.1%
B3 SA - Brasil Bolsa Balcao	1,729,100	16,779,058
Natura & Co. Holding SA (a)	1,594,700	13,638,947
Suzano Papel e Celulose SA (a)	2,630,481	32,036,007

TOTAL BRAZIL		62,454,012

Canada - 2.5%
Barrick Gold Corp.	1,526,200	30,218,760
Cayman Islands - 18.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	229,300	51,989,189
Baidu.com, Inc. sponsored ADR (a)	72,200	15,707,110
JD.com, Inc. sponsored ADR (a)	495,047	41,747,314
Li Ning Co. Ltd.	1,819,737	11,820,882
Sunny Optical Technology Group Co. Ltd.	188,200	4,289,762
Tencent Holdings Ltd.	1,285,005	102,553,107

TOTAL CAYMAN ISLANDS		228,107,364

China - 12.6%
China Life Insurance Co. Ltd. (H Shares)	11,041,863	22,947,096
China Merchants Bank Co. Ltd. (H Shares)	5,138,519	39,229,120
Haier Smart Home Co. Ltd. (A Shares)	7,149,578	34,020,410
Industrial & Commercial Bank of China Ltd. (H Shares)	56,246,635	40,372,033
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	280,800	17,103,018

TOTAL CHINA		153,671,677

Greece - 1.7%
National Bank of Greece SA (a)	7,119,300	20,705,032
Hong Kong - 0.9%
China Resources Beer Holdings Co. Ltd.	1,472,505	11,544,639
Hungary - 2.4%
Richter Gedeon PLC	1,004,741	29,623,233
India - 8.1%
Housing Development Finance Corp. Ltd.	586,759	20,038,451
Larsen & Toubro Ltd.	1,322,093	25,645,335
Shree Cement Ltd. (a)	39,601	15,951,924
Solar Industries India Ltd.	701,707	12,304,346
State Bank of India (a)	4,923,200	24,518,914

TOTAL INDIA		98,458,970

Indonesia - 1.5%
PT Bank Mandiri (Persero) Tbk	42,849,638	18,154,400
Korea (South) - 13.0%
Hyundai Motor Co.	121,600	23,654,963
Samsung Electronics Co. Ltd.	1,558,560	113,174,433
Shinhan Financial Group Co. Ltd.	636,142	21,206,455

TOTAL KOREA (SOUTH)		158,035,851

Mexico - 5.2%
CEMEX S.A.B. de CV sponsored ADR (a)	2,441,000	17,013,770
Grupo Financiero Banorte S.A.B. de CV Series O (a)	2,390,768	13,466,529
Wal-Mart de Mexico SA de CV Series V	10,357,200	32,668,543

TOTAL MEXICO		63,148,842

Netherlands - 1.5%
Yandex NV Series A (a)(b)	289,900	18,570,994
Russia - 3.2%
Lukoil PJSC sponsored ADR	294,763	23,834,536
Sberbank of Russia sponsored ADR	1,013,210	15,608,500

TOTAL RUSSIA		39,443,036

South Africa - 1.5%
Impala Platinum Holdings Ltd.	961,416	17,749,227
Taiwan - 13.6%
ASE Technology Holding Co. Ltd.	4,760,000	18,203,970
ECLAT Textile Co. Ltd.	837,000	14,142,963
HIWIN Technologies Corp.	1,657,865	23,688,894
Sporton International, Inc.	1,209,504	10,461,967
Taiwan Semiconductor Manufacturing Co. Ltd.	2,624,338	55,408,249
Unified-President Enterprises Corp.	10,878,925	28,007,842
Yageo Corp.	815,000	15,991,309

TOTAL TAIWAN		165,905,194

TOTAL COMMON STOCKS
(Cost $846,163,416)		1,144,637,389

Nonconvertible Preferred Stocks - 4.7%
Brazil - 4.7%
Ambev SA sponsored ADR (b)	7,347,300	20,131,602
Itau Unibanco Holding SA	3,250,450	16,152,201
Petroleo Brasileiro SA - Petrobras sponsored ADR	2,448,647	20,764,527
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $59,281,929)		57,048,330

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.06% (c)	999,126	999,326
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	19,571,843	19,573,800
TOTAL MONEY MARKET FUNDS
(Cost $20,573,126)		20,573,126
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $926,018,471)		1,222,258,845
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,348,150)
NET ASSETS - 100%		$1,218,910,695

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,589
Fidelity Securities Lending Cash Central Fund	2,900
Total	$8,489

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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